Cash, cash equivalents and time deposits - Summary of reconciliation of movement of liabilities to cash flows arising from financing activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
As of January 1,	¥ 184,117	¥ 8,275,578	¥ 7,197,351
Changes from financing cash flows:
Proceeds from bank loans	332,408	80,000
Repayment of bank loans	88,323
Proceeds from issuance of other financial instruments subject to redemption and other preferential rights			485,262
Payment of interest of bank loans	(4,063)	(466)
Lease rentals paid	(49,374)	(47,252)	(41,016)
Total changes from financing cash flows	190,648	32,282	(444,246)
Exchange adjustments	(93)	30,172	126,911
Other changes:
Increase in lease liabilities from entering into new leases during the year	50,963	59,159	23,271
Increase in interest expenses	6,927	2,801	2,853
Changes in the carrying amount of put option liabilities	2,201	650	637
Early Termination of Lease	(12,345)	(3,207)
Gain from early termination of lease	306	(1,825)
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights		465,254	554,048
Fair value changes of financial liabilities measured at FVTPL			4,549
Cancellation of other financial instruments issued to an investor		(27,831)
Deemed distribution to a preferred shareholder			32,767
Exercise of warrants to subscribe for convertible redeemable preferred shares			(111,055)
Conversion from preferred shares to ordinary shares		(8,648,916)
Total other changes	48,052	(8,153,915)	(507,070)
As of December 31,	422,724	184,117	8,275,578
Capital element [member]
Changes from financing cash flows:
Lease rentals paid	(46,629)	(44,976)	(38,163)
Interest element [member]
Changes from financing cash flows:
Lease rentals paid	(2,745)	(2,276)	(2,853)
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
As of January 1,	62,959	53,407	67,873
Changes from financing cash flows:
Total changes from financing cash flows	(49,374)	(47,252)	41,016
Exchange adjustments	(93)	401	426
Other changes:
Increase in lease liabilities from entering into new leases during the year	50,963	59,159	23,271
Increase in interest expenses	2,745	2,276	2,853
Early Termination of Lease	(12,345)	(3,207)
Gain from early termination of lease	306	(1,825)
Total other changes	41,669	56,403	(26,124)
As of December 31,	55,161	62,959	53,407
Lease liabilities [member] | Capital element [member]
Changes from financing cash flows:
Lease rentals paid	(46,629)	(44,976)	(38,163)
Lease liabilities [member] | Interest element [member]
Changes from financing cash flows:
Lease rentals paid	(2,745)	(2,276)	(2,853)
Bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
As of January 1,	80,059		72,112
Changes from financing cash flows:
Proceeds from bank loans	332,408	80,000
Repayment of bank loans	88,323
Payment of interest of bank loans	(4,063)	(466)
Total changes from financing cash flows	240,022	79,534
Exchange adjustments			1,627
Other changes:
Increase in interest expenses	4,182	525
Fair value changes of financial liabilities measured at FVTPL			4,549
Deemed distribution to a preferred shareholder			32,767
Exercise of warrants to subscribe for convertible redeemable preferred shares			(111,055)
Total other changes	4,182	525	73,739
As of December 31,	324,263	80,059
Preferred shares and financial instruments issued to investors subject to redemption and other preferential rights [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
As of January 1,		8,181,722	7,017,554
Changes from financing cash flows:
Proceeds from issuance of other financial instruments subject to redemption and other preferential rights			485,262
Total changes from financing cash flows			(485,262)
Exchange adjustments		29,771	124,858
Other changes:
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights		465,254	554,048
Cancellation of other financial instruments issued to an investor		(27,831)
Conversion from preferred shares to ordinary shares		(8,648,916)
Total other changes		(8,211,493)	(554,048)
As of December 31,			8,181,722
Put option liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
As of January 1,	41,099	40,449	39,812
Other changes:
Changes in the carrying amount of put option liabilities	2,201	650	637
Total other changes	2,201	650	(637)
As of December 31,	¥ 43,300	¥ 41,099	¥ 40,449